Summary of Significant Accounting Policies: Concentration Risk, policy (Details) - USD ($)	Dec. 31, 2022	Dec. 30, 2022
Details
Concentration risk percentage, purchases	36.00%	25.00%
Total accounts receivable	$ 119,931	$ 51,324
Concentration risk percentage, accounts receivable	90.00%	75.00%